Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	US BANCORP \DE\
Entity Central Index Key	0000036104
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 49.1
Entity Common Stock Shares Outstanding (actual number of shares)		1,910,929,108